UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lincluden Management Limited
Address: 1275 North Service Road W., Suite 607
         Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alanna Sinclair-Whitty
Title: Assistant Vice President and Secretary
Phone: (905) 825-2457

Signature, Place, and Date of Signing:

/S/ ALANNA SINCLAIR-WHITTY     OAKVILLE, ONTARIO, CANADA      JANUARY 21, 2011
--------------------------     -------------------------      ----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total:  $1,030,590
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name
1      028-11931                 Old Mutual (US) Holdings Inc.

                                                                                                                    VOTING AUTHORITY
NAME OF                     TITLE OF                   VALUE      SHARES OR  SH/  PUT/  INVESTMENT  OTHER           ----------------
ISSUER                      CLASS          CUSIP       $000'S     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------                     --------       -----       ------     ---------  ---  ----  ----------  --------   ----   ------   ----
ABB LTD.                    SPON ADR       000375204   $  8,973    399,675   Shs         DEFINED        1     399,675
ACCENTURE PLC               CL A           G1151C101   $  9,059    186,830   Shs         DEFINED        1     186,830
APPLIED MATLS INC.          COM            038222105   $  9,452    672,750   Shs         DEFINED        1     672,750
BANK OF AMERICA
 CORPORATION                COM            060505104   $ 10,972    822,495   Shs         DEFINED        1     822,495
BANK MONTREAL QUE           COM            063671101   $ 27,656    463,565   Shs         DEFINED        1     463,565
BANK NOVA SCOTIA HALIFAX    COM            064149107   $ 30,160    526,615   Shs         DEFINED        1     526,615
BARCLAYS PLC                ADR            06738E204   $  8,553    517,750   Shs         DEFINED        1     517,750
BARRICK GOLD INC.           COM            067901108   $ 41,590    780,614   Shs         DEFINED        1     780,614
BCE INC                     COM            05534B109   $ 30,080    848,610   Shs         DEFINED        1     848,610
BRINKS CO                   COM            109696104   $  4,793    178,295   Shs         DEFINED        1     178,295
BROOKFIELD PPTYS CORP.      COM            112900105   $ 27,281  1,567,295   Shs         DEFINED        1   1,567,295
CAE INC.                    COM            124765108   $ 21,599  1,870,866   Shs         DEFINED        1   1,870,866
CAMECO CORP.                COM            13321L108   $ 18,573    459,470   Shs         DEFINED        1     459,470
CANADIAN NATURAL RESOURCES
 LTD.                       COM            136385101   $ 32,310    726,335   Shs         DEFINED        1     726,335
CHEVRON                     COM            166764100   $ 10,636    116,555   Shs         DEFINED        1     116,555
CHINA MOBILE LIMITED        SPON ADR       16941M109   $  7,903    159,280   Shs         DEFINED        1     159,280
CISCO SYSTEMS INC.          COM            17275R102   $ 10,963    541,910   Shs         DEFINED        1     541,910
COCA-COLA COMPANY           COM            191216100   $ 10,764    163,660   Shs         DEFINED        1     163,660
COMCAST CORP.               CL A           20030N101   $ 11,474    522,249   Shs         DEFINED        1     522,249
DANAHER CORP DEL            COM            235851102   $  6,187    131,160   Shs         DEFINED        1     131,160
DEVON ENERGY CORP.          COM            25179M103   $  9,276    118,155   Shs         DEFINED        1     118,155
EBAY INC.                   COM            278642103   $    391     14,035   Shs         DEFINED        1      14,035
ENCANA CORP                 COM            292505104   $ 31,115  1,066,411   Shs         DEFINED        1   1,066,411
EXXON MOBIL CORP.           COM            30231G102   $ 12,914    176,613   Shs         DEFINED        1     176,613
FRANCE TELECOM SA           SPON ADR       35177Q105   $  8,072    382,935   Shs         DEFINED        1     382,935
GLAXOSMITHKLINE PLC         SPON ADR       37733W105   $  8,936    227,835   Shs         DEFINED        1     227,835
HONEYWELL INTL INC          COM            438516106   $ 12,280    231,005   Shs         DEFINED        1     231,005
HSBC HLDGS PLC              SPON ADR NEW   404280406   $  7,941    155,577   Shs         DEFINED        1     155,577
ING GROEP N V               SPON ADR       456837103   $  8,409    858,953   Shs         DEFINED        1     858,953
JOHNSON & JOHNSON           COM            478160104   $  6,728    108,776   Shs         DEFINED        1     108,776
KONINKLIJKE PHILIPS
 ELECTRS                    NY REG SH NEW  500472303   $  7,586    247,090   Shs         DEFINED        1     247,090
LOWES COMPANIES INC.        COM            548661107   $  8,730    348,072   Shs         DEFINED        1     348,072
MANULIFE FINL CORP          COM            56501R106   $ 42,938  2,496,220   Shs         DEFINED        1   2,496,220
METLIFE INC.                COM            59156R108   $ 10,728    241,405   Shs         DEFINED        1     241,405
MICROSOFT CORP.             COM            594918104   $ 11,966    428,728   Shs         DEFINED        1     428,728
MONSANTO CO NEW             COM            61166W101   $  7,462    107,155   Shs         DEFINED        1     107,155
NOKIA CORP                  SPON ADR       654902204   $  8,816    854,305   Shs         DEFINED        1     854,305
NTT DOCOMO INC.             SPON ADR       62942M201   $  5,593    321,063   Shs         DEFINED        1     321,063
ORACLE CORP                 COM            68389X105   $ 15,428    492,907   Shs         DEFINED        1     492,907
PANASONIC CORP.             ADR            69832A205   $ 11,653    826,445   Shs         DEFINED        1     826,445
PETROLEO BRASILEIRO SA
 PETRO                      SPON ADR       71654V408   $ 11,275    297,965   Shs         DEFINED        1     297,965
PFIZER INC                  COM            717081103   $ 12,862    734,550   Shs         DEFINED        1     734,550



PITNEY BOWES INC.           COM            724479100   $  9,240    382,115   Shs         DEFINED        1     382,115
QUEST DIAGNOSTICS INC.      COM            74834L100   $  7,730    143,225   Shs         DEFINED        1     143,225
RESEARCH IN MOTION LTD.     COM            760975102   $ 33,975    583,305   Shs         DEFINED        1     583,305
ROGERS COMMUNICATIONS INC   CL B           775109200   $ 29,581    852,385   Shs         DEFINED        1     852,385
ROYAL BANK OF CANADA        COM            780087102   $ 46,204    880,468   Shs         DEFINED        1     880,468
SANOFI AVENTIS              SPON ADR       80105N105   $  7,016    217,695   Shs         DEFINED        1     217,695
SHAW COMMUNICATIONS         CL B CONV      82028K200   $ 24,606  1,149,055   Shs         DEFINED        1   1,149,055
SIEMENS AG                  SPON ADR       826197501   $  8,990     72,355   Shs         DEFINED        1      72,355
SOUTHERN CO                 COM            842587107   $  5,817    152,155   Shs         DEFINED        1     152,155
SUN LIFE FINL INC.          COM            866796105   $ 28,089    930,105   Shs         DEFINED        1     930,105
SUNCOR ENERGY INC           COM            867229106   $ 46,864  1,220,597   Shs         DEFINED        1   1,220,597
TALISMAN ENERGY INC         COM            87425E103   $ 28,200  1,271,075   Shs         DEFINED        1   1,271,075
TELUS CORP.                 NON-VTG        87971M202   $    164      3,790   Shs         DEFINED        1       3,790
TEXAS INSTRUMENTS INC.      COM            882508104   $  8,956    275,570   Shs         DEFINED        1     275,570
THOMSON REUTERS CORP        COM            884903105   $ 15,276    408,975   Shs         DEFINED        1     408,975
TORONTO DOMINION BK ONT     COM NEW        891160509   $ 39,129    525,420   Shs         DEFINED        1     525,420
TOTAL S A                   SPON ADR       89151E109   $  8,586    160,554   Shs         DEFINED        1     160,554
VERIZON COMMUNICATIONS      COM            92343V104   $ 12,469    348,490   Shs         DEFINED        1     348,490
VODAFONE GROUP PLC          SPON ADR       92857W209   $  9,658    365,280   Shs         DEFINED        1     365,280
WALGREEN CO.                COM            931422109   $ 12,609    323,640   Shs         DEFINED        1     323,640
WELLS FARGO & CO NEW        COM            949746101   $ 10,019    323,312   Shs         DEFINED        1     323,312
YAMANA GOLD INC.            COM            98462Y100   $ 25,334  1,977,945   Shs         DEFINED        1   1,977,945
ZIMMER HOLDINGS INC.        COM            98956P102   $ 12,001    223,560   Shs         DEFINED        1     223,560